UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

116 Village Blvd.

 Princeton, NJ 08540

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period: 3/31/15

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Nile Pan Africa Fund

Nile Global Frontier Fund

Annual Report

March 31, 2015

Investor Information: 1-877-68-AFRICA (1-877-682-3742)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Nile Pan Africa Fund and Nile Global Frontier Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

NILE FUNDS 2015 ANNUAL REPORT

Introduction

Nile Capital Management is proud to announce its 2015 fiscal year performance update for the Nile Pan Africa Fund (Symbol: NAFAX), an actively managed mutual fund that focuses exclusively on the continent of Africa, and the Nile Global Frontier Fund (Symbol: NFRNX). This report covers the period from March 31, 2014 through March 31, 2015.

Nile Pan Africa Fund

Performance Overview

For the twelve month period ending March 31, 2015, the Nile Pan Africa Fund (NAFAX) returned -6.76%. This compares with performance of the MSCI Emerging Markets Index (+0.44%), MSCI Frontier Markets Index (-3.62%) and Dow Jones Africa Titans 50 Index (-15.57%) over the same period.

From its inception on 4/28/10 through 3/31/15, the Nile Pan Africa Fund has returned +7.52% annualized. This compares favorably with performance of +1.84% for the MSCI Emerging Markets Index, +5.18% for the MSCI Frontier Markets Index, and -1.14% for the Dow Jones Africa Titans 50 Index over the same period.

What Worked, What Did Not

On a country level, South Africa and Kenya accounted for the bulk of the gains in the fund for the past 12 months. We continue to be optimistic of the growth of companies focused on opportunities across the Sub-Saharan Africa (SSA) region. On an industry level, IT Consulting and Other Services was the best performer in the past 12 months. The share price of EOH Holdings1, a South African IT consulting firm gained more than +95% in the past 12 months as the company continues to deliver strong operating results, growing revenues over +39% year over year in the most recent semiannual report.

On the flip side, Nigeria was the worst performing country and Industrials was the worst performing sector in the portfolio. In particular, UAC of Nigeria 1, was down -39% for the period due to a combination of the depreciation of the Nigerian Naira, a drastic fall in the price of oil, and other pressures on the Nigerian consumer. We are neutral on Nigeria overall for the short term, but see opportunity if the new president can deliver much needed reforms.

  1As of 3/31/2015, EOH Holdings and UAC of Nigeria were 5.7% and 3.0% of the portfolio respectively

Nile Global Frontier Fund

Performance Overview

For the period from March 31, 2014 to March 31, 2015, the Nile Global Frontier Fund (NFRNX) returned -12.03%. The fund has been positioned defensively for most of the period and we anticipate being able to raise the investment level as asset size of the fund grows. The disappointing performance is in part a result of investment limitation due to the size of the fund.

What Worked, What Did Not

On a regional level, Middle East and North Africa (MENA) and Namibia accounted for the bulk of the gains in the fund since inception. On a sector level, consumer cyclicals and basic materials were the best performers during the period.

On the flip side, Nigeria was the worst performing country in the portfolio for the period. On a sector level, energy and financials were the main detractors from performance.

2015 Outlook

We believe 2015 represents a turning point and an opportunity as some of the trends we have seen in the past year begin to reverse. The stabilization of the price of oil and the deceleration of strength in the US dollar are positives for both oil exporting countries and countries that have a large percentage of USD-based imports. Specifically, for Nigeria, oil and currency in addition to political reform, where the country just experienced the first peaceful election in the region of an opposition party to the presidency, bodes well for the country’s continued economic growth.

Conclusion

We believe our portfolio remains positioned to capture the long-term dynamics of Africa’s economic growth.

We thank you for your continued interest, loyalty and investment.  This continues to be a volatile time for the global economy, emerging markets and Africa. We believe Africa today holds much of the long-term promise – and many of the investment opportunities – that China, India and Brazil did 20 years ago. In addition, Africa has vast natural resources and infrastructure opportunities that can greatly increase business efficiencies, industrial output and standards of living.

At times, investing in Africa and the Frontier Markets can be a bumpy ride. But we are gratified you have decided to invest with Nile Capital Management.

Larry Seruma,

Chief Investment Officer

Nile Pan Africa Fund Performance Summary as of March 31, 2015
Fund Inception Date is 4/28/2010

Fund Name	1 Year Return	Annualized Return Since Inception
Nile Pan Africa Fund (NAFAX) Without Load	-6.76%	7.52%
Nile Pan Africa Fund (NAFAX) With 5.75% Load	-12.13%	6.23%
Dow Jones Africa Titans 50 Index	-15.57%	-1.14%
MSCI Emerging Markets Index	0.44%	1.84%
MSCI Frontier Markets Index	-3.62%	5.18%

Nile Global Frontier Fund Performance Summary as of March 31, 2015
Fund Inception Date is 12/31/2013

Fund Name	1 Year Return	Annualized Return Since Inception
Nile Global Frontier Fund (NFRNX)	-12.03%	-6.38%
MSCI Emerging Markets Index	0.44%	0.00%
MSCI Frontier Markets Index	-3.62%	2.81%

Returns for Nile Pan Africa Fund are for the A Share Class (NAFAX) only, other share classes will vary.

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. As stated in the current prospectus, Nile Pan Africa Fund's total annual operating expense ratio (gross) is 2.50% for Class A shares and Nile Global Frontier Fund’s total annual operating expense ratio (gross) is 3.92% for Class I shares. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the fund, at least until July 31, 2015, to ensure that the Total Annual Fund Operating Expenses After Fee Waiver (exclusive of any acquired fund fees and expenses, borrowing costs, taxes and extraordinary expenses) will not exceed 2.50% for Nile Pan Africa Fund Class A shares and 2.25% for Nile Global Frontier Fund Class I shares, subject to possible recoupment from the Funds in future years. Please review the Funds’ prospectus for more detail on the expense waiver. Results shown reflect the waiver, without which the results could have been lower. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. The maximum sales charge for the Nile Pan Africa Fund Class A shares is 5.75%. For performance information current to the most recent month-end, please call toll-free 1-877-682-3742.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.  Past performance is no guarantee of future results.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Nile Funds. This and other important information about the Funds is contained in the prospectus, which can be obtained by calling 1-877-682-3742. The prospectus should be read carefully before investing. The Nile Funds are distributed by Northern Lights Distributors, LLC, member FINRA/SIPC. Nile Capital Management, LLC is not affiliated with Northern Lights Distributors, LLC.

Mutual Funds involve risk, including possible loss of principal. Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries.

Adverse changes in currency exchange rates may erode or reverse any potential gains from the Fund's investments. ETF's are subject to specific risks, depending on the nature of the underlying strategy of the fund. These risks could include liquidity risk, sector risk, as well as risks associated with fixed income securities, real estate investments, and commodities, to name a few. Non-diversification risk, as the Funds are more vulnerable to events affecting a single issuer. Investments in underlying funds that own small and mid-capitalization companies may be more vulnerable than larger, more established organizations. The Fund's exposure to companies primarily engaged in the natural resource markets may subject the Fund to greater volatility than investments in a wider variety of industries.

There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In general, the price of a fixed income security falls when interest rates rise. The Fund may invest, directly or indirectly, in "junk bonds." Such securities are speculative investments that carry greater risks than higher quality debt securities.

Dow Jones Africa Titans 50 Index: Measures the stock performance of 50 leading companies that are headquartered or generate the majority of their revenues in Africa. Stocks are selected to the index by float-adjusted market capitalization, subject to screens for size and liquidity.

MSCI Emerging Markets Index: A market-capitalization weighted index of emerging market country indices.

MSCI Frontier Markets Index: A market-capitalization weighted index of frontier market country indices.

You cannot invest directly in an index.

3366-NLD-5/18/2015

Nile Pan Africa Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through March 31, 2015

The Fund's performance figures for each of the periods ended March 31, 2015, as compared to its benchmark:

	One Year	Three Years	Since Inception *
Nile Pan Africa Fund
Class A - Without Sales Load	(6.76)%	7.07%	7.52%
Class A - With Sales Load **	(12.13)%	4.97%	6.23%
Class C	(7.47)%	6.29%	6.69%
Institutional Class	(6.53)%	7.33%	4.75%
MSCI Frontier Markets Index (Since 4/28/10 - Class A and Class C)	(3.62)%	10.37%	5.18%
MSCI Frontier Markets Index (Since 11/3/10 - Institutional Class)	(3.62)%	10.37%	4.75%

Comparison of the Change in Value of a $10,000 Investment

* Class A and Class C Shares commenced operations on April 28, 2010. Institutional Class Shares commenced operations on November 3, 2010.
** Adjusted for initial maximum sales charge of 5.75%.

The MSCI Frontier Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of frontier markets. The MSCI Frontier Markets Index consists of the following 26 frontier market country indices: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Nigeria, Oman, Pakistan, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Trinidad & Tobago, Ukraine, United Arab Emirates, and Vietnam. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund's expenses. The Fund's total gross annual operating expenses, including underlying funds, as stated in the Fund's August 1, 2014 Prospectus, are 2.50%, 3.25% and 2.25% for Class A, Class C and the Institutional Class, respectively. For performance information current to the most recent month-end, please call 1-877-68-AFRICA (1-877-682-3742). Class A shares are subect to a maximum initial sales charge (load) of 5.75% of the amount invested.

Portfolio Analysis
As of March 31, 2015

Sector	% of Net Assets
Investment Companies	13.0%
Insurance	9.7%
Diversified Financial Services	9.1%
Retail	8.9%
Building Materials	6.0%
Computers	5.7%
Food	5.6%
Engineering & Construction	5.3%
Healthcare-Products	5.0%
Auto Parts & Equipment	4.7%
Other Industries	27.3%
Liabilities less Other Assets	(0.3)%
Total	100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

Nile Global Frontier Fund
PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)
Since Inception through March 31, 2015

The Fund's performance figures for the periods ended March 31, 2015, as compared to its benchmark:

	One Year	Since Inception *
Nile Global Frontier Fund
Institutional Class	(12.03)%	(6.38)%
MSCI Frontier Markets Index	(3.62)%	2.81%

Comparison of the Change in Value of a $10,000 Investment

* Institutional Class Shares commenced operations on December 31, 2013.

The MSCI Frontier Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of frontier markets. The MSCI Frontier Markets Index consists of the following 26 frontier market country indices: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Estonia, Jordan, Kenya, Kuwait, Lebanon, Lithuania, Kazakhstan, Mauritius, Nigeria, Oman, Pakistan, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Trinidad & Tobago, Ukraine, United Arab Emirates, and Vietnam. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund's expenses. The Fund's total gross annual operating expenses, including underlying funds, as stated in the Fund's August 1, 2014  Prospectus, is 3.92% for the Institutional Class. For performance information current to the most recent month-end, please call 1-877-68-AFRICA (1-877-682-3742).

Portfolio Analysis
As of March 31, 2015

Sector	% of Net Assets
Money Market Fund	19.6%
Beverages	13.9%
Pharmaceuticals	13.4%
Retail	10.1%
Insurance	7.9%
Oil & Gas	7.6%
Diversified Financial Services	6.4%
Holding Companies-Diversified	4.9%
Banks	4.8%
Telecommunications	3.8%
Other Industries	10.7%
Liabilities less Other Assets	(3.1)%
Total	100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund's holdings.

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS
March 31, 2015
Shares			Value

	COMMON STOCK - 100.3%
	AGRICULTURE - 0.7%
8,700	Eastern Tobacco		$ 237,167

	AIRLINES - 0.7%
486,689	Comair Ltd.		220,823

	AUTO PARTS & EQUIPMENT - 4.7%
266,450	Invicta Holdings Ltd.		1,599,109

	BANKS - 3.4%
2,600	Attijariwafa Bank		97,858
1,603,300	Kenya Commercial Bank Ltd.		1,050,348
			1,148,206
	BEVERAGES - 0.7%
340,000	Nigerian Breweries PLC		245,456

	BUILDING MATERIALS - 6.0%
1,443,041	Afrimat Ltd.		2,047,559

	COMMERCIAL SERVICES - 1.9%
475,918	CSG Holdings Ltd.		78,522
193,240	Curro Holdings Ltd. *		549,978
			628,500
	COMPUTERS - 5.7%
148,492	EOH Holdings Ltd.		1,949,816

	DIVERSIFIED FINANCIAL SERVICES - 9.1%
115,631	Anchor Group Ltd.		98,252
169,937	PSG Group Ltd.		2,318,744
928,045	Transaction Capital Ltd.		689,034
			3,106,030
	ENGINEERING & CONSTRUCTION - 5.3%
842,624	Consolidated Infrastructure Group Ltd. *		1,807,326

	FOOD - 5.6%
1,449,120	KAP Industrial Holdings Ltd.		637,178
237,163	Nestle Nigeria PLC		1,006,796
30,000	Oceana Group Ltd.		248,971
			1,892,945
	HEALTHCARE-PRODUCTS - 5.0%
53,769	Aspen Pharmacare Holdings Ltd.		1,703,305

	HOLDING COMPANIES-DIVERSIFIED - 4.5%
1,000	Bollore SA *		5,240
1,344	Financiere de L'Odet		1,509,574
			1,514,814
	HOME FURNISHINGS - 2.8%
154,500	Steinhoff International Holdings Ltd.		969,042

	INSURANCE - 9.7%
5,358,300	British-American Investments Co. Kenya Ltd.		1,566,585
5,700,000	Kenya Reinsurance Corp. Ltd.		1,141,852
92,845	Sanlam Ltd.		600,257
			3,308,694
	INVESTMENT COMPANIES - 13.0%
2,858,800	Centum Investment Co. Ltd. *		1,965,715
3,566,857	Zeder Investments Ltd.		2,454,037
			4,419,752
	LODGING - 0.8%
140,000	New Mauritus Hotels Ltd.		256,378

	MEDIA - 4.5%
10,020	Naspers Ltd.		1,545,748

	MINING - 2.3%
894,300	ARM Cement Ltd.		774,705

	OIL & GAS - 0.6%
5,500	Sasol Ltd.		187,220

	RETAIL - 8.9%
38,800	Clicks Group Ltd.		292,683
59,298	Famous Brands Ltd.		547,882
428,847	Spur Corp. Ltd.		1,187,989
6,226,302	UAC of Nigeria PLC		1,013,475
			3,042,029
Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2015
Shares			Value

	COMMON STOCK - 100.3% (Continued)
	TELECOMMUNICATIONS - 4.4%
7,600	Maroc Telecom		$ 101,451
82,911	MTN Group Ltd.		1,402,153
			1,503,604

	TOTAL COMMON STOCK		34,108,228
	(Cost - $32,460,407)

	TOTAL INVESTMENTS - 100.3% (Cost - $32,460,407) (a)		$ 34,108,228
	LAIBILITIES LESS OTHER ASSETS - (0.3)%		(95,928)
	NET ASSETS - 100.00%		$ 34,012,300

	* Non-income producing security.
	PLC - Public Limited Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,577,395
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 3,901,723
		Unrealized depreciation	(2,370,890)
		Net Unrealized appreciation	$ 1,530,833

The accompanying notes are an integral part of these financial statements.

Nile Global Frontier Fund
PORTFOLIO OF INVESTMENTS
March 31, 2015
Shares			Value
	COMMON STOCK - 83.5%
	BANKS - 4.8%
160,000	Guaranty Trust Bank PLC		$ 21,100

	BEVERAGES - 13.9%
5,500	East African Breweries Ltd.		18,522
31,500	Nigerian Breweries PLC		22,741
380	SABMiller PLC		19,957
			61,220
	COMMERCIAL SERVICES - 1.0%
1,900	International Container Terminal Services, Inc.		4,591

	DISTRIBUTION/WHOLESALE - 3.7%
32,000	ARB Holdings Ltd.		16,103

	DIVERSIFIED FINANCIAL SERVICES - 6.4%
70,500	Housing Finance Co., Ltd.		28,437

	FOOD - 2.9%
6,657	Alicorp SAA		12,893

	HOLDING COMPANIES - DIVERSIFIED - 4.9%
87,894	Trustco Group Holdings Ltd.		21,753

	INSURANCE - 7.9%
5,800	Jubilee Holdings Ltd.		34,856

	INVESTMENT COMPANIES - 2.2%
625,000	Transnational Corp. of Nigeria PLC		9,859

	MINING - 0.9%
1,200	KAZ Minerals PLC *		3,828

	OIL & GAS - 7.6%
800,000	Aminex PLC *		20,770
1,300	Parex Resources, Inc. *		8,278
2,300	SEPLAT Petroleum Development Co. PLC		4,368
			33,416
	PHARMACEUTICALS - 13.4%
1,540	Hikma Pharmaceuticals PLC		48,665
160	Krka dd Novo mesto		10,549
			59,214
	RETAIL - 10.1%
48,000	Italtile Ltd.		44,547

	TELECOMMUNICATIONS - 3.8%
1,800	KCell JSC GDR		16,830

	TOTAL COMMON STOCK
	(Cost - $390,690)		368,647

	SHORT-TERM INVESTMENTS - 19.6%
	MONEY MARKET FUND - 19.6%
86,634	AIM Short-Term Investment Trust Liquid Assets Portfolio, 0.07% +		86,634
	TOTAL SHORT-TERM INVESTMENTS (Cost - $86,634)

	TOTAL INVESTMENTS - 103.1% (Cost - $477,324) (a)		$ 455,281
	LIABILITIES LESS OTHER ASSETS - (3.1)%		(13,786)
	NET ASSETS - 100.00%		$ 441,495

	* Non-income producing security.
	+ Money market fund; interest rate reflects the seven-day effective yield on March 31, 2015.
	GDR - Global Depositary Receipt
	PLC - Public Limited Company
	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $480,251
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 18,685
		Unrealized depreciation	(43,655)
		Net Unrealized depreciation	$ (24,970)

The accompanying notes are an integral part of these financial statements.

Nile Funds
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2015

	Nile Pan Africa	Nile Global
Assets:	Fund	Frontier Fund
At cost	$ 32,460,407	$ 477,324
At value	$ 34,108,228	$ 455,281
Foreign Currency (identified cost $214,933 ; $0, respectively)	211,627	-
Receivable for Fund Shares Sold	40,000	-
Receivable for Securities Sold	1,000,353	-
Dividends and Interest Receivable	19,138	1,664
Due from Investment Adviser	-	1,294
Prepaid Expenses and Other Assets	26,069	1,277
Total Assets	35,405,415	459,516

Liabilities:
Payable to Custodian	574,561	-
Payable for Securities Purchased	686,961	-
Accrued Advisory Fees	42,518	-
Payable for Fund Shares Redeemed	34,712	-
Other Accrued Liabilities	54,363	18,021
Total Liabilities	1,393,115	18,021

Net Assets	$ 34,012,300	$ 441,495

Net Asset Value, Offering and Redemption Price Per Share
Class A Shares:
Net Assets	$ 24,683,062	$ -
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,864,047	-
Net Asset Value and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 13.24	$ -
Maximum Offering Price ($13.24/.9425)	$ 14.05	$ -

Class C Shares:
Net Assets	$ 2,208,035	$ -
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	170,100	-
Net Asset Value, Offering Price and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 12.98	$ -

Institutional Class Shares:
Net Assets	$ 7,121,203	$ 441,495
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	535,007	48,078
Net Asset Value, Offering Price and Redemption Price Per Share (a)
(Net assets/Shares of Beneficial Interest)	$ 13.31	$ 9.18

Composition of Net Assets:
At March 31, 2015, Net Assets consisted of:
Paid-in-Capital	$ 33,102,386	$ 524,422
Accumulated Net Investment Loss	(6,648)	(1,054)
Accumulated Net Realized Loss From Investments
and Foreign Currency Transactions	(724,354)	(59,830)
Net Unrealized Appreciation/(Depreciation) on
Investments and Foreign Currency Translations	1,640,916	(22,043)
Net Assets	$ 34,012,300	$ 441,495

(a) Subject to a 2.00% redemption fee on shares redeemed within 90 days.

The accompanying notes are an integral part of these financial statements.

Nile Funds
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2015

	Nile Pan Africa	Nile Global
Investment Income:	Fund	Frontier Fund
Dividend Income (net of $112,224 ; $1,548 foreign taxes)	$ 1,126,168	$ 8,510
Interest Income	15,127	11
Total Investment Income	1,141,295	8,521

Expenses:
Investment Advisory Fees	619,332	6,185
Distribution Fees
Class A	73,353	-
Class C	27,301	-
Registration & Filing Fees	51,506	9,656
Administration Fees	23,519	7,280
Custody Fees	71,830	6,627
Transfer Agent Fees	34,149	2,636
Legal Fees	17,634	-
Fund Accounting Fees	20,046	4,458
Insurance Expense	23,842	47
Audit Fees	14,947	10,333
Printing Expense	4,117	2,082
Trustees Fees	3,073	-
Non 12B-1 Shareholder Servicing Fees	3,484	25
Miscellaneous Expenses	5,434	761
Total Expenses	993,567	50,090
Expenses (Waived), Recaptured and (Reimbursed) by Adviser	35,503	(40,801)
Net Expenses	1,029,070	9,289
Net Investment Income (Loss)	112,225	(768)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net Realized Gain (Loss) on:
Investments	567,827	(60,109)
Foreign Currency Transactions	(305,262)	(1,575)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,264,631)	(26,527)
Foreign Currency Translations	(12,001)	-
Net Realized and Unrealized Loss on Investments and Foreign Currency	(3,014,067)	(88,211)

Net Decrease in Net Assets Resulting From Operations	$ (2,901,842)	$ (88,979)

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Year
	Ended	Ended
	March 31, 2015	March 31, 2014

Operations:
Net Investment Income	$ 112,225	$ 336,433
Net Realized Gain on Investments and Foreign Currency Transactions	262,565	94,686
Net Change in Unrealized Appreciation/(Depreciation) on Investments and
Foreign Currency Translations	(3,276,632)	1,426,171
Net Increase (Decrease) in Net Assets Resulting From Operations	(2,901,842)	1,857,290

Distributions to Shareholders From:
Net Investment Income
Class A ($0.00 and $0.40 per share, respectively)	-	(824,068)
Class C ($0.00 and $0.28 per share, respectively)	-	(60,696)
Institutional Class ($0.00 and $0.43 per share, respectively)	-	(165,511)

Net Realized Gains
Class A ($0.32 and $0.02 per share, respectively)	(601,694)	(50,851)
Class C ($0.32 and $0.02 per share, respectively)	(57,227)	(5,366)
Institutional Class ($0.32 and $0.02 per share, respectively)	(159,511)	(9,530)
Total Distributions to Shareholders	(818,432)	(1,116,022)

Beneficial Interest Transactions:
Class A:
Proceeds from Shares Issued (296,514 and 1,202,701 shares, respectively)	4,273,977	17,174,033
Distributions Reinvested (40,452 and 53,082 shares, respectively)	517,380	761,195
Cost of Shares Redeemed (616,777 and 518,094 shares, respectively)	(8,667,348)	(7,411,250)
Total Class A Transactions	(3,875,991)	10,523,978

Class C:
Proceeds from Shares Issued (29,121 and 37,029 shares, respectively)	415,389	520,890
Distributions Reinvested (3,933 and 4,066 shares, respectively)	49,397	57,776
Cost of Shares Redeemed (77,597 and 68,420 shares, respectively)	(1,080,970)	(947,942)
Total Class C Transactions	(616,184)	(369,276)

Institutional Class:
Proceeds from Shares Issued (215,534 and 369,652 shares, respectively)	3,117,366	5,365,676
Distributions Reinvested (8,163 and 8,438 shares, respectively)	104,892	121,245
Cost of Shares Redeemed (362,711 and 19,187 shares, respectively)	(5,125,337)	(267,943)
Total Institutional Class Transactions	(1,903,079)	5,218,978

Redemption Fees	3,121	5,690

Net Increase (Decrease) in Net Assets Resulting From Benefical Interest Transactions	(6,392,133)	15,379,370

Net Increase (Decrease) in Net Assets	(10,112,407)	16,120,638

Net Assets:
Beginning of Year	44,124,707	28,004,069
End of Year	$ 34,012,300	$ 44,124,707

Accumulated Net Investment Loss at End of Year	$ (6,648)	$ (583,268)

The accompanying notes are an integral part of these financial statements.

Nile Global Frontier Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year	For the Period
	Ended	Ended
	March 31, 2015	March 31, 2014 (a)

Operations:
Net Investment Loss	$ (768)	$ (661)
Net Realized Gain/(Loss) on Investments and Foreign Currency Transactions	(61,684)	2,053
Net Change in Unrealized Appreciation/(Depreciation) on Investments and
Foreign Currency Translations	(26,527)	4,484
Net Increase/(Decrease) in Net Assets Resulting From Operations	(88,979)	5,876

Distributions to Shareholders From:
Net Realized Gains
Institutional Class ($0.03 and $0.00 per share, respectively)	(1,451)	-
Total Distributions to Shareholders	(1,451)	-

Beneficial Interest Transactions:
Institutional Class:
Proceeds from Shares Issued (33,566 and 14,883 shares, respectively)	380,072	150,000
Distributions Reinvested (159 and 0 shares, respectively)	1,451	-
Cost of Shares Redeemed (530 and 0 shares, respectively)	(5,586)	-
Total Institutional Class Transactions	375,937	150,000

Redemption Fees	112	-

Net Increase in Net Assets Resulting From Benefical Interest Transactions	376,049	150,000

Net Increase in Net Assets	285,619	155,876

Net Assets:
Beginning of Period	155,876	-
End of Period	$ 441,495	$ 155,876

Accumulated Net Investment Loss at End of Period	$ (1,054)	$ -

(a) Nile Global Frontier Fund commenced operations on December 31, 2013.

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
FINANCIAL HIGHLIGHTS - CLASS A
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Year		For the Year		For the Year		For the Year		For the Period
	Ended		Ended		Ended		Ended		Ended
	March 31, 2015		March 31, 2014		March 31, 2013		March 31, 2012		March 31, 2011*

Net Asset Value, Beginning of Period	$ 14.55		$ 14.28		$ 11.57		$ 11.84		$ 10.00
From Operations:
Net investment income (loss) (a)	0.04		0.13		0.05		0.04		(0.14)
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	(1.03)		0.56		2.86		(0.29)	(b)	1.98
Total from operations	(0.99)		0.69		2.91		(0.25)		1.84
From redemption fees	0.00	(c)	0.00	(c)	0.01		0.04		0.00	(c)
Distributions to shareholders from:
Net investment income	-		(0.40)		(0.21)		(0.06)		-
Net realized gains	(0.32)		(0.02)		-		-		-
Total distributions	(0.32)		(0.42)		(0.21)		(0.06)		-
Net Asset Value, End of Period	$ 13.24		$ 14.55		$ 14.28		$ 11.57		$ 11.84

Total Return	(6.76)%		4.92%		25.46%	(d)	(1.68)%	(d)	18.40%	(e)(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 24,683		$ 31,202		$ 20,083		$ 8,338		$ 3,622
Ratio to average net assets:
Expenses, Gross	2.42%		2.49%		2.96%		3.73%		9.84%	(f)
Expenses, Net of Reimbursement/Recoupment	2.50%		2.50%		2.50%		2.50%		2.50%	(f)
Net investment income (loss), Gross	0.37%		0.95%		(0.11)%		(0.88)%		(8.61)%	(f)
Net investment income (loss), Net of Reimbursement/Recoupment	0.28%		0.94%		0.35%		0.35%		(1.26)%	(f)
Portfolio turnover rate	151%		113%		126%		174%		102%	(e)

*Commencement of Operations was April 28, 2010.
(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.

(b) The amount of net gain (loss) on investments and foreign currency (both realized and unrealized) per share did not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

(c) Amount less than $0.01.

(d) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of

   Fund expenses, total returns would have been lower.

(e) Not Annualized.
(f) Annualized.

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
FINANCIAL HIGHLIGHTS - CLASS C
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Year		For the Year		For the Year		For the Year		For the Period
	Ended		Ended		Ended		Ended		Ended
	March 31, 2015		March 31, 2014		March 31, 2013		March 31, 2012		March 31, 2011*

Net Asset Value, Beginning of Period	$ 14.38		$ 14.10		$ 11.39		$ 11.75		$ 10.00
From Operations:
Net investment income (loss) (a)	(0.06)		0.06		(0.06)		(0.07)		(0.22)
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	(1.02)		0.52		2.84		(0.28)	(b)	1.97
Total from operations	(1.08)		0.58		2.78		(0.35)		1.75
From redemption fees	0.00	(c)	0.00	(c)	0.01		0.04		0.00	(c)
Distributions to shareholders from:
Net investment income	-		(0.28)		(0.08)		(0.05)		-
Net realized gains	(0.32)		(0.02)		-		-		-
Total distributions	(0.32)		(0.30)		(0.08)		(0.05)		-
Net Asset Value, End of Period	$ 12.98		$ 14.38		$ 14.10		$ 11.39		$ 11.75

Total Return	(7.47)%		4.18%		24.56%	(d)	(2.49)%	(d)	17.50%	(e)(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 2,208		$ 3,087		$ 3,411		$ 4,320		$ 742
Ratio to average net assets:
Expenses, Gross	3.17%		3.24%		3.76%		4.26%		14.71%	(f)
Expenses, Net of Reimbursement/Recoupment	3.25%		3.25%		3.25%		3.25%		3.25%	(f)
Net investment income (loss), Gross	(0.36)%		0.41%		(0.98)%		(1.68)%		(13.58)%	(f)
Net investment income (loss), Net of Reimbursement/Recoupment	(0.44)%		0.40%		(0.47)%		(0.67)%		(2.11)%	(f)
Portfolio turnover rate	151%		113%		126%		174%		102%	(e)

*Commencement of Operations was April 28, 2010.
(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.

(b) The amount of net gain (loss) on investments and foreign currency (both realized and unrealized) per share did not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

(c) Amount less than $0.01.

(d) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of

   Fund expenses, total returns would have been lower.

(e) Not Annualized.
(f) Annualized.

The accompanying notes are an integral part of these financial statements.

Nile Pan Africa Fund
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Year		For the Year		For the Year		For the Year		For the Period
	Ended		Ended		Ended		Ended		Ended
	March 31, 2015		March 31, 2014		March 31, 2013		March 31, 2012		March 31, 2011*

Net Asset Value, Beginning of Period	$ 14.59		$ 14.31		$ 11.59		$ 11.85		$ 11.76
From Operations:
Net investment income (loss) (a)	0.06		0.16		0.09		0.07		(0.05)
Net gain (loss) on investments and foreign
currency (both realized and unrealized)	(1.02)		0.57		2.86		(0.31)	(b)	0.14
Total from operations	(0.96)		0.73		2.95		(0.24)		0.09
From redemption fees	0.00	(c)	0.00	(c)	0.01		0.04		0.00	(c)
Distributions to shareholders from:
Net investment income	-		(0.43)		(0.24)		(0.06)		-
Net realized gains	(0.32)		(0.02)		-		-		-
Total distributions	(0.32)		(0.45)		(0.24)		(0.06)		-
Net Asset Value, End of Period	$ 13.31		$ 14.59		$ 14.31		$ 11.59		$ 11.85

Total Return	(6.53)%		5.19%		25.76%	(d)	(1.52)%	(d)	0.77%	(e)(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 7,121		$ 9,836		$ 4,510		$ 1,274		$ 663
Ratio to average net assets:
Expenses, Gross	2.17%		2.24%		2.65%		3.49%		7.06%	(f)
Expenses, Net of Reimbursement/Recoupment	2.25%		2.25%		2.25%		2.25%		2.25%	(f)
Net investment income (loss), Gross	0.53%		1.12%		0.25%		(0.57)%		(5.74)%	(f)
Net investment income (loss), Net of Reimbursement	0.44%		1.11%		0.67%		0.67%		(0.92)%	(f)
Portfolio turnover rate	151%		113%		126%		174%		102%	(e)

*Commencement of Operations was November 3, 2010.
(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.

(b) The amount of net gain (loss) on investments and foreign currency (both realized and unrealized) per share did not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

(c) Amount less than $0.01.

(d) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of

   Fund expenses, total returns would have been lower.

(e) Not Annualized.
(f) Annualized.

The accompanying notes are an integral part of these financial statements.

Nile Global Frontier Fund
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the Year		For the Period
	Ended		Ended
	March 31, 2015		March 31, 2014*

Net Asset Value, Beginning of Period	$ 10.47		$ 10.00
From Operations:
Net investment income (loss) (a)	(0.02)		(0.06)
Net gain on investments and foreign
currency (both realized and unrealized)	(1.24)		0.53
Total from operations	(1.26)		0.47
From redemption fees	0.00	(b)	-
Distributions to shareholders from:
Net realized gains	(0.03)		-
Total distributions	(0.03)		-
Net Asset Value, End of Period	$ 9.18		$ 10.47

Total Return (c)	(12.03)%		4.70%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 441		$ 156
Ratio to average net assets:
Expenses, Gross	12.13%		126.10%	(e)
Expenses, Net of Reimbursement	2.25%		2.25%	(e)
Net investment loss, Gross	(10.07)%		(126.09)%	(e)
Net investment loss, Net of Reimbursement	(0.19)%		(2.24)%	(e)
Portfolio turnover rate	275%		41%	(d)

*Commencement of Operations was December 31, 2013.
(a) Per share amounts are calculated using the average shares method, which appropriately presents the per share data for each period.
(b) Amount less than $0.01.

(c) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of

   Fund expenses, total returns would have been lower.  Total returns for periods of less than one year are not annualized.

(d) Not Annualized.
(e) Annualized.

The accompanying notes are an integral part of these financial statements.

Nile Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2015

1.

ORGANIZATION

The Nile Pan Africa Fund and Nile Global Frontier Fund (each a Fund and collectively the “Funds”) are each a series of shares of beneficial interest of the Nile Capital Investment Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2010.  The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.

The Nile Pan Africa Fund’s investment objective is to provide long term total return.  The Fund currently offers Class A, Class C and Institutional Class shares.  Class C and Institutional Class shares are offered at net asset value.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Each class is subject to a 2.00% fee on shares redeemed within 90 days.  Class A and Class C shares commenced operations on April 28, 2010.  Institutional Class shares commenced operations on November 3, 2010.

The Nile Global Frontier Fund’s investment objective is to provide long term capital appreciation.  The Fund currently offers Institutional Class shares, which commenced operations on December 31, 2013.  The Institutional class is subject to a 2.00% fee on shares redeemed within 90 days.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.  Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean price on the day of valuation.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  The

Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) administrator, and (ii) advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) administrator, and (ii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day

Nile Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2015

(including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2015 for the Funds’ investments measured at fair value:

Nile Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2015

Nile Pan Africa Fund

Nile Global Frontier Fund

*Please refer to the Portfolio of Investments for industry classifications.

There were no significant transfers between Level 1 and Level 2 during the year presented for the Nile Pan Africa Fund. There was a transfer from Level 1 to Level 2 in the amount of $34,856 for the Nile Global Frontier Fund.  It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following amounts were transfers in/(out) of Level 2 assets on the Nile Global Frontier Fund.  The transfer was a result of the security transferring from an active market at the time of pricing to an inactive market.

The following is a reconciliation of assets in which Level 3 inputs for Mota Engil Rights were used in determining value:

The change in unrealized depreciation during the year ended March 31, 2015 is $89,454 which is included in the Statement of Operations.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 security are (1) review of current assets held by the investment (2) review of the investment’s monthly statements to verify that they continue to be valued accurately (3) Advisor’s receipt of the investment’s audited financial statements on an annual basis. Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Nile Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2015

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investments.

Forward Currency Contracts – As foreign securities are purchased, the Funds generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  Each Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations, if any.

Concentration of Risk - Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States.  These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded for the period ended March 31, 2015, related to uncertain tax positions taken on returns filed for open tax years 2012-2014, or expected to be taken in the Funds’ 2015 tax returns.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year or period, the Funds did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Nile Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2015

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Funds by Nile Capital Management, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of each Fund.  For the year ended March 31, 2015, advisory fees incurred by the Funds were as follows:

Fund	Management Fees
Nile Pan Africa Fund	$ 619,332
Nile Global Frontier Fund	6,185

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until July 31, 2015, so that the total annual operating expenses of the Nile Pan Africa Fund do not exceed 2.50% for Class A shares, 3.25% for Class C shares and 2.25% for Institutional Class shares average daily net assets and the total operating expenses of the Nile Global Frontier Fund do not exceed 2.25% for Institutional Class shares average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  For the year ended March 31, 2015, the Nile Pan Africa Fund recaptured $35,503.

For the year ended March 31, 2015, the Adviser waived management fees and reimbursed expenses as follows:

Fund	Management Fees Waived/ Expenses Reimbursed
Nile Pan Africa Fund	$ -
Nile Global Frontier Fund	40,801

As of March 31, 2015, the Adviser may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”).  The Board of Trustees of the Nile Capital Investment Trust has adopted, on behalf of the Funds, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Nile Pan Africa Fund may pay 0.25% and 1.00% per year of its average daily net assets for Class A shares and Class C shares, respectively, for such

Nile Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2015

 distribution and shareholder service activities.  For the year ended March 31, 2015, the Fund incurred distribution fees of $73,353 and $27,301 for Class A shares and Class C shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  During the year ended March 31, 2015, the Distributor received $49,204 in underwriting commissions for sales Nile Pan Africa Fund of Class A shares, of which $6,926 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds.  Pursuant to separate servicing agreements with GFS, the Funds pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  Certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Trustees – Each Trustee who is not affiliated with the Trust or Adviser will receive a quarterly fee of $250, as well as reimbursement for any reasonable expenses incurred attending the meetings.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the year ended March 31, 2015 for the Funds were as follows:

Fund	Purchases	Sales
Nile Pan Africa Fund	$ 62,338,263	$ 69,510,323
Nile Global Frontier Fund	1,181,352	812,409

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the period ended March 31, 2015 and March 31, 2014 was as follows:

As of March 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis undistributed net investment loss, unrealized appreciation/(depreciation), and accumulated net investment loss from investments is primarily attributable to passive foreign investment companies and the tax deferral of losses on wash sales.

Nile Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2015

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Nile Pan Africa Fund and the Nile Global Frontier Fund incurred and elected to defer such capital losses of $630,466 and $41,092, respectively.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Nile Global Frontier Fund incurred and elected to defer such late year losses of $1,054.

At March 31, 2015, the Nile Global Frontier Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), the reclass of net operating losses and ordinary income distributions, and adjustments for passive foreign investment companies, resulted in reclassifications for the following Funds for the year ended March 31, 2015 as follows:

6.

REDEMPTION FEES

The Funds may each assess a redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days.  For the year ended March 31, 2015 the Nile Pan Africa Fund assessed $3,121 in redemption fees.  For the year ended March 31, 2015, the Nile Global Frontier Fund assessed $112 in redemption fees.

7.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the Act. As of March 31, 2015, the shareholders listed below held more than 25% of the voting securities of Fund shares for the benefit of others:

Shareholder

Fund

Percent

Charles Schwab & Co.

Nile Pan Africa

30.31%

Charles Schwab & Co.

Nile Global Frontier

70.86%

8.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Nile Capital Investment Trust

and the Shareholders of Nile Pan Africa Fund

and Nile Global Frontier Fund

We have audited the accompanying statements of assets and liabilities of the Nile Pan Africa Fund and Nile Global Frontier Fund (the "Funds"), each a series of shares of beneficial interest in the Nile Capital Investment Trust, including the portfolios of investments, as of March 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods presented. These financial statements and financial highlights are the responsibility of the Funds' management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2015 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Nile Global Frontier Fund and Nile Pan Africa Fund as of March 31, 2015, and the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended and their financial highlights for each of the years or periods presented, in conformity with accounting principles generally accepted in the United States of America.

 BBD, LLP

Philadelphia, Pennsylvania

May 28, 2015

Nile Funds

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2015

Annual Review and Re-Approval of Agreements with respect to the Nile Pan Africa Fund and Nile Global Frontier Fund*

In connection with the meeting of the Board of Trustees (the “Board”) of Nile Capital Investment Trust (the “Trust”), held on February 6, 2015 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of a Management Agreement (the “Agreement”) between the Trust and Nile Capital Management, LLC (the “Adviser” or “NCM”), on behalf of the Nile Pan Africa Fund (the “Pan Africa Fund”) and the Nile Global Frontier Fund (the “Frontier Fund”). The Board was advised by counsel of their duties and obligations under the federal securities laws with respect to approval of investment advisory contracts and the fact that in fulfilling their responsibilities to a fund and its shareholders, trustees must apply their business judgment to the question of whether the overall arrangements provided under the terms of the investment advisory contract are reasonable business arrangements for the fund. The Board was also advised by counsel that they must make a reasonable and good faith attempt to ascertain all facts relevant to their deliberations. They also discussed the specific factors trustees should consider in evaluating an investment advisory contract which include, but are not limited to, the following: the investment performance of the fund and the investment adviser; the nature, extent and quality of the services provided by the investment adviser to the fund; the costs of the services to be provided and the profits to be realized by the adviser and its affiliates from the relationship with the fund; the extent to which economies of scale will be realized as the fund grows; and whether the fee levels reflect these economies of scale to the benefit of shareholders. In considering the Agreement, the Board interviewed the Adviser and received materials specifically relating to the Agreement.

In its consideration of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as all‐important or controlling, and the following summary does not detail all the matters considered.  Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of NCM’s research capabilities, the quality of the firm’s compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed NCM’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  The Independent Trustees considered and discussed, among other things, the Adviser’s expertise and leadership in African securities, noting the Adviser won the 2014 Lipper Award for its management of the Pan Africa Fund.  The Independent Trustees noted the Adviser’s compliance history and was pleased with the Adviser’s strong track record.  They noted the substantial efforts put forth by the Adviser in growing the assets while maintaining a consistent level of service to the Fund.  The Trustees then concluded that the Adviser has provided a level of service consistent with the Board’s expectations.

Performance.

Pan Africa Fund: The Board noted that the Pan Africa Fund’s Class A shares (before any sales load) returned (2.78)% for one year, 10.35% over three years and 7.95% since inception (April 2010).  The Board noted that the Fund underperformed the MSCI Emerging Markets Index for the one year period, but outperformed it for both the three year and since inception periods. The Board noted that the Fund underperformed the MSCI Frontier Markets Index for the one year and three year periods, but had outperformed the index since the Fund’s inception. The Trustees reviewed the Pan Africa Fund’s performance relative to its peers, noting that the Pan Africa Fund returned 7.95% since its inception, which outperformed its peer group.  The Board noted that the Fund’s long term focus shows that it can perform as intended and concluded that the Adviser has the potential to continue to deliver satisfactory returns for the shareholders over the long-term.

Frontier Fund: The Board noted that the Frontier Fund (as measured by the Institutional Class) returned (2.88)% since inception (December 2013). The Board noted that the MSCI Frontier Markets Index returned 6.84% over the same period. The Trustees reviewed the Frontier Fund’s performance relative to its peers, noting that the Frontier Fund returned (2.88)% during the since-inception period (December 31, 2013), as compared to (2.36)% from the peer group. The Board noted that the Frontier Fund underperformed relative to its benchmark; however, the Fund had limited performance history.

Fees and Expenses.

Pan Africa Fund: The Board noted the Adviser charges the Pan Africa Fund a management fee of 1.50% of the average net assets of the Fund.  The Board discussed the comparison of management fees compared to a peer group of similarly managed funds, noting that the advisory fee was below the peer group average.  The Board, including the Independent Trustees, next considered the net expense ratio for the Pan Africa Fund and the

Nile Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2015

expense ratios of a peer group of funds, noting the Fund’s net expense ratio of 2.50% (Class A) was higher than the peer group average, but noted that this was in part due to the Fund not yet achieving economies of scale that the funds in the peer group may have received. The Trustees concluded that, in light of the quality of the services the Fund currently receives from the Adviser and the fact that the fee was lower than the average of the peer group, the advisory fee was not unreasonable.

Frontier Fund: The Board noted the Frontier Fund is currently paying the Adviser a management fee of 1.50% based on the average net assets of the Frontier Fund.  The Board then discussed the comparison of management fees compared to a peer group of similarly managed funds, noting that the advisory fee was below the peer group average.  The Board, including the Independent Trustees, next considered the net expense ratio for the Frontier Fund, and expense ratios of a peer group of funds, noting the Fund’s net expense ratio of 2.25% (Institutional Class) was higher than the peer group average, but stated that this was in part due to the Fund’s minimal asset levels, which prevented the Fund from achieving economies of scale that the funds in the peer group may have achieved.  The Trustees concluded that, in light of the quality of the services the Fund currently receives from the Adviser and the fact that the fee was lower than the average of the peer group, the advisory fee was not unreasonable.

Economies of Scale.  The Board, including the Independent Trustees, considered whether economies of scale had been realized in connection with the Adviser’s management of the Pan Africa Fund and Global Frontier Fund.  After discussion, it was the consensus of the Board that based on the current size of the Pan Africa Fund and Global Frontier Fund, economies of scale were not achieved, but would be revisited in the future as the Fund grows.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Pan Africa Fund and Global Frontier Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. The Board discussed NCM’s profitability as reported by NCM for the Funds, noting that the Adviser realized a net loss in connection with its services to each Fund. The Board noted that much of the loss related to the Pan Africa Fund related to the Adviser’s marketing and advertising efforts, but that even before these efforts, the Adviser only made a minimal net profit in connection with its role in advising the Fund. As such, the Trustees concluded the Adviser’s level of profitability from its relationship with each of the Pan Africa Fund and Frontier Fund was not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreements, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees concluded that the advisory fee structure is fair and reasonable and that re-approval of the Advisory Agreements is in the best interests of the Trust and each of the Pan Africa Fund’s and Global Frontier Fund’s shareholders.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Nile Funds

DISCLOSURE OF FUND EXPENSES (Unaudited)

March 31, 2015

As a shareholder of the Nile Pan Africa Fund & Nile Global Frontier Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through March 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 10/1/14	Ending Account Value 3/31/15	Expenses Paid During Period*	Ending Account Value 3/31/15	Expenses Paid During Period*
Nile Pan Africa
Class A	2.50%	$1,000.00	$931.20	$12.04	$1,012.46	$12.54
Class C	3.25%	$1,000.00	$927.30	$15.62	$1,008.73	$16.27
Institutional Class	2.25%	$1,000.00	$932.10	$10.84	$1,013.71	$11.30
Nile Global Frontier
Institutional Class	2.25%	$1,000.00	$854.40	$10.40	$1,013.71	$11.30

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

Nile Funds

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2015

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is c/o Nile Capital Management, LLC, 116 Village Blvd., Suite 200, Princeton, NJ 08540.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
David Friedensohn Age: Born 1961	Independent Trustee, 2010 to present	CEO, The Wall Street Transcript, an internet company, February 2009 to present; Adjunct Professor, University of Maryland, Baltimore County, December 2008 to present; CEO, Upoc Networks, a mobile social network software company, June 2004 until December 2006; CEO, BigStar Entertainment, a currently inactive company, February 1998 until present.	3	None
Peter Feinstein Age: Born 1950	Independent Trustee/ 2010 to present	Orthopedic Surgeon/ President Orthopedic Specialists of NEPA, 1995 to present; Managing Partner of Feinstein Group, LLC, November 2012 to present; President, Feinstein Patents, LLC November 2011 to present.	3	None
Robert Roach Age: Born 1962	Independent Trustee, May 2012 to present (from May 2012 to May 2014, Mr. Roach was deemed an Interested Trustee)	Chief Compliance Officer, AmericaFirst Capital Management, LLC (2012 – present); Managing Director, CFO & Chief Compliance Officer, AmericaFirst Securities, Inc. (2012 – present); COO, CFO & CCO, Nile Capital Management, LLC (2009 – 2012), Treasurer & Chief Compliance Officer, Nile Capital Investment Trust (2010 – 2012);CEO, CFO & CCO, Nile Capital, LLC (2003 – 2011).	3	None

Interested Trustees and Officers

Name, Address* and Age	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex *** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Larry Seruma Age: Born 1967	Interested Trustee, Jan. 2010 to present; President, March 2010 to present; Chief Compliance Officer, May 2012 to present.	Portfolio Manager for Nile Capital Management, July 2009 to present; Portfolio Manager for Proxima Alfa Investments, March 2005 to June 2009.	3	None

Nile Funds

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

March 31, 2015

Interested Trustees and Officers (Cont.)

Name, Address* and Age	Position/Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex *** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Andy Chen Age: Born 1977	Secretary and Treasurer, May 2012 to present	Principal, Research and Trading for Nile Capital Management, July 2009 to present; Quantitative Analyst for Proxima Alfa Investments, July 2005 to June 2009.	N/A	N/A
Steve Troche Age: Born 1984	Assistant Secretary, February 2015 to present	Junior Paralegal, Gemini Fund Services, LLC, since 2012; Legal Assistant, Gemini Fund Services, LLC, 2011 to 2012; MetLife, Financial Services Representative, 2008 to 2010.	N/A	N/A
Richard Gleason Age: Born 1977	Assistant Treasurer, February 2015 to present	Assistant Vice President – Fund Administration, Gemini Fund Services, LLC, April 2012 to present, Manager - Fund Administration, Gemini Fund Services, LLC, January 2008 to April 2012.	N/A	N/A

* The term of office for each Trustee and Officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Nile Capital Investment Trust.

The Fund’s Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-877-68-AFRICA (1-877-682-3742) to request a copy of the SAI or to make shareholder inquiries.

PRIVACY NOTICE Rev. December 2011
FACTS		WHAT DOES NILE CAPITAL INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ ▪ Social Security number   ▪ Social Security number

▪ ▪ Assets                              ▪ Account Balances

▪ ▪ Retirement Assets            ▪ Account Transactions

▪ ▪ Transaction History         ▪ Wire Transfer Instructions

▪ ▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

▪ Social Security number
How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Nile Capital Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Nile Capital Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?		Call 1-877-682-3742

Who we are
Who is providing this notice?	Nile Capital Investment Trust
What we do
How does Nile Capital Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Nile Capital Investment Trust collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

▪    Affiliates from using your information to market to you

▪    Sharing for nonaffiliates to market to you

       State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Nile Capital Investment Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ Nile Capital Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Nile Capital Investment Trust does not jointly market.

Investment Adviser

Nile Capital Management, LLC

116 Village Blvd., Suite 306

Princeton, NJ 08540

Distributor

Northern Lights Distributors, LLC

17605 Wright Street, Suite 2
Omaha, NE 68130

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Transfer Agent

Gemini Fund Services, LLC

17605 Wright Street, Suite 2
Omaha, NE 68130

Administrator

Gemini Fund Services, LLC

80 Arkay Dr., Suite 110

Hauppauge, NY 11788

Custodian

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742) or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference

Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-877-68-AFRICA (1-877-682-3742).

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Peter A. Feinstein and David Friedensohn are considered audit committee financial experts (Financial Expert), as defined in Item 3 of Form N-CSR.  Each Financial Expert is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

Nile Pan Africa

Nile Global Frontier

FY 2015

$ 13,000

$11,000

FY 2014

$ 13,000

$8,000

FY 2013

$ 13,000

$0

(b)

Audit-Related Fees

 Nile Pan Africa

Nile Global Frontier

FY 2015

$ 0

$ 0

FY 2014

$ 0

$ 0

FY 2013

$ 0

$ 0

Tax Fees

Nile Pan Africa

Nile Global Frontier

(c)

FY 2015

            $ 2,000

$ 2,000

FY 2014

            $ 2,000

$ 2,000

FY 2013

            $ 2,000

$ 2,000

(d)

All Other Fees

Nile Pan Africa

Nile Global Frontier

FY 2015

$ 0

$ 0

FY 2014

$ 0

$ 0

FY 2013

$ 0

$ 0

The above “Tax Fees” were billed for professional services rendered for tax compliance and tax return preparation.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee is also required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant to the extent that the services are determined to have a direct impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the audit committee.

(2)

Percentages of 2015 Services Approved by the Audit Committee

Registrant

Adviser

Audit-Related Fees:

     0%

     0%

Tax Fees:

     0%

     0%

All Other Fees:

     0%

     0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2015

$2,000

              $ None

FY 2014

$2,000

              $ None

FY 2013

$2,000

 $ None

(h)

Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Sarbanes Oxley Code of Ethics filed herewith..

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith..

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/

 Larry Seruma, Principal Executive Officer and President

Date: 6/1/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/

 Larry Seruma, Principal Executive Officer and President

Date: 6/1/15

By (Signature and Title)

/s/

 Andy Chen, Principal Financial Officer and Treasurer

Date: 6/1/15